Property and Equipment (Details) (USD $)				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Machinery and equipment [Member]	Dec. 31, 2011 Machinery and equipment [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Software [Member]	Dec. 31, 2011 Software [Member]	Dec. 31, 2012 Molds and Tooling [Member]	Dec. 31, 2011 Molds and Tooling [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2011 Furniture and Fixtures [Member]	Dec. 31, 2012 Therapy Devices [Member]	Dec. 31, 2011 Therapy Devices [Member]	Dec. 31, 2012 Internally Developed Software [Member]	Dec. 31, 2011 Internally Developed Software [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives				3 years		5 years		3 years		5 years		7 years		3 years		5 years
Property and Equipment, Gross		$ 1,402,885	$ 995,704	$ 123,355	$ 106,368	$ 6,206		$ 17,833	$ 15,607	$ 234,230	$ 234,230	$ 21,533	$ 21,130	$ 76,513	$ 59,065	$ 923,215	$ 559,304
Less: Accumulated depreciation and amortization		(575,496)	(324,413)
Property and equipment, net	$ 721,777	$ 827,389	$ 671,291